Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Quantitative measures established by regulation to ensure capital adequacy minimum amounts and ratios
To be categorized as well capitalized, the Bank must maintain minimum total risk based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the following tables.

	Actual		For Capital Adequacy Purposes		To be Well- Capitalized Under Prompt Corrective Action Provisions
Parke Bancorp, Inc.	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2012	(Amounts in thousands except ratios)

Total Risk Based Capital	$105,640	16.25%	$51,998	8%	$	N/A	N/A
(to Risk Weighted Assets)

Tier 1 Capital	$97,382	14.98%	$25,999	4%	$	N/A	N/A
(to Risk Weighted Assets)

Tier 1 Capital	$97,382	12.60%	$30,917	4%	$	N/A	N/A
(to Average Assets)

As of December 31, 2011

Total Risk Based Capital	$98,992	15.5%	$51,209	8%		N/A	N/A
(to Risk Weighted Assets)

Tier 1 Capital	$90,851	14.2%	$25,604	4%		N/A	N/A
(to Risk Weighted Assets)

Tier 1 Capital	$90,851	12.1%	$30,122	4%		N/A	N/A
(to Average Assets)

Parke Bank
As of December 31, 2012

Total Risk Based Capital	$105,714	16.26%	$51,998	8%		$64,998	10%
(to Risk Weighted Assets)

Tier 1 Capital	$97,456	14.99%	$25,999	4%		$38,999	6%
(to Risk Weighted Assets)

Tier 1 Capital	$97,456	12.61%	$30,917	4%		$38,646	5%
(to Average Assets)

As of December 31, 2011

Total Risk Based Capital	$98,817	15.4%	$51,208	8%		$64,010	10%
(to Risk Weighted Assets)

Tier 1 Capital	$90,676	14.2%	$25,604	4%		$38,406	6%
(to Risk Weighted Assets)

Tier 1 Capital	$90,676	12.0%	$30,122	4%		$37,652	5%
(to Average Assets)